Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Total U.S. Bancorp Shareholders' Equity [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2019		$ 52,483	$ (1,099)		$ 21	$ 5,984	$ 8,475	$ 63,186	$ (1,099)		$ (24,440)	$ (1,373)	$ 51,853	$ (1,099)		$ 630
Shares, Beginning Balance at Dec. 31, 2019					1,534
Net income (loss)		4,985						4,959					4,959			26
Other comprehensive income (loss)		1,695										1,695	1,695
Preferred stock dividends	[2]	(304)						(304)					(304)
Common stock dividends		(2,541)						(2,541)					(2,541)
Issuance of preferred stock		486				486							486
Call and redemption of preferred stock		(500)				(487)		(13)					(500)
Issuance of common and treasury stock		17					(154)				171		17
Issuance of common and treasury stock, shares					4
Purchase of treasury stock		$ (1,661)									(1,661)		(1,661)
Purchase of treasury stock, shares		(31)			(31)
Distributions to noncontrolling interests		$ (25)														(25)
Net other changes in noncontrolling interests		(1)														(1)
Stock option and restricted stock grants		190					190						190
Shares, Ending Balance at Dec. 31, 2020					1,507
Ending Balance at Dec. 31, 2020		53,725			$ 21	5,983	8,511	64,188			(25,930)	322	53,095			630
Net income (loss)		7,985						7,963					7,963			22
Other comprehensive income (loss)		(2,265)										(2,265)	(2,265)
Preferred stock dividends	[3]	(303)						(303)					(303)
Common stock dividends		(2,630)						(2,630)					(2,630)
Issuance of preferred stock		2,221				2,221							2,221
Call and redemption of preferred stock		(1,850)				(1,833)		(17)					(1,850)
Issuance of common and treasury stock		46					(169)				215		46
Issuance of common and treasury stock, shares					5
Purchase of treasury stock		$ (1,556)									(1,556)		(1,556)
Purchase of treasury stock, shares		(28)			(28)
Distributions to noncontrolling interests		$ (20)														(20)
Purchase of noncontrolling interests		(167)														(167)
Net other changes in noncontrolling interests		4														4
Stock option and restricted stock grants		$ 197					197						197
Shares, Ending Balance at Dec. 31, 2021		1,500			1,484
Ending Balance at Dec. 31, 2021		$ 55,387			$ 21	6,371	8,539	69,201			(27,271)	(1,943)	54,918			469
Net income (loss)		5,838						5,825					5,825			13
Other comprehensive income (loss)		(9,464)										(9,464)	(9,464)
Preferred stock dividends	[4]	(296)						(296)					(296)
Common stock dividends		(2,829)						(2,829)					(2,829)
Issuance of preferred stock		437				437							437
Issuance of common and treasury stock		2,039					(32)				2,071		2,039
Issuance of common and treasury stock, shares					48
Purchase of treasury stock		$ (69)									(69)		(69)
Purchase of treasury stock, shares		(1)			(1)
Distributions to noncontrolling interests		$ (13)														(13)
Net other changes in noncontrolling interests		(3)														(3)
Stock option and restricted stock grants		$ 205					205						205
Shares, Ending Balance at Dec. 31, 2022		1,500			1,531
Ending Balance at Dec. 31, 2022		$ 51,232			$ 21	$ 6,808	$ 8,712	$ 71,901			$ (25,269)	$ (11,407)	$ 50,766			$ 466

[1]	Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses. Upon adoption, the Company increased its allowance for credit losses and reduced retained earnings net of deferred taxes through a cumulative-effect adjustment.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J, Series K and Series L Non-Cumulative Perpetual Preferred Stock of $3,558.332, $889.58, $1,625.00, $1,287.52, $1,281.25, $1,325.00, $1,375.00 and $203.13, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series I, Series J, Series K, Series L, Series M and Series N Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.153, $1,625.00, $232.953, $1,325.00, $1,375.00, $937.50, $952.778 and $202.986, respectively.
[4]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.